Acquisitions (Details 5) (Acquisition of Hangzhou Xiaoxiao Kid's Arts & Education Consulting Co. Ltd. [Member], CNY)	12 Months Ended
Jun. 30, 2013
Acquisition of Hangzhou Xiaoxiao Kid's Arts & Education Consulting Co. Ltd. [Member]
Fair value at acquisition date	1,004,000
Decrease in fair value during the year	(1,004,000)
Fair value as of June 30, 2013	0